VCP SM MANAGED ASSET ALLOCATION SAST PORTFOLIO
VCP SM MANAGED ASSET ALLOCATION SAST PORTFOLIO

SUNAMERICA SERIES TRUST

VCPSM Managed Asset Allocation SAST Portfolio

(the “Portfolio”)

Supplement dated June 3, 2016 to the

Prospectus dated May 1, 2016

You are receiving this supplement to inform you about a new expense limitation for the Portfolio’s Class 1 shares. The expense limitation is effective as of May 25, 2016 pursuant to an agreement entered into between SunAmerica Series Trust, on behalf of the Class 1 shares of the Portfolio, and SunAmerica Asset Management, LLC, the Portfolio’s adviser. The following changes to the Prospectus are effective immediately:

In the section entitled “Portfolio Summary: VCPSM Managed Asset Allocation SAST Portfolio – Fees and Expenses of the Portfolio,” the table of Annual Portfolio Operating Expenses is deleted in its entirety and replaced with the following:

Annual Portfolio Operation Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VCP SM MANAGED ASSET ALLOCATION SAST PORTFOLIO		Class 1	Class 3
Management Fees	[1],[2],[3]	1.10%	1.10%
Distribution and/or Service (12b-1 Fees)	[1]	none	0.25%
Other Master Fund Expenses	[1],[4]	0.29%	0.29%
Acquired Fund Fees and Expenses of the Master Fund	[1]	0.27%	0.27%
Other Portfolio Expenses	[1],[5],[6]	0.03%	0.03%
Total Other Expenses	[1]	0.59%	0.59%
Total Annual Portfolio Operating Expenses	[1]	1.69%	1.94%
Less Fee Waivers and/or Expense Reimbursements	[1],[2],[3],[4],[6]	0.76%	0.76%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.93%	1.18%
[1]	Amounts reflect the total expenses of the Portfolio and the Master Managed Risk Fund (as defined herein).
[2]	Capital Research and Management Company ("Capital Research") currently waives a portion of its management fee equal to 0.05% of the Master Managed Risk Fund's net assets. This waiver will be in effect through at least May 1, 2017, unless modified or terminated by the Master Managed Risk Fund Board. Capital Research may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the Master Managed Risk Fund Board.
[3]	SunAmerica Asset Management, LLC ("SAAMCo") has entered into a contractual agreement with SunAmerica Series Trust (the "Trust") under which it will waive 0.70% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without Board approval.
[4]	Capital Research is currently reimbursing a portion of the expenses. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the Master Managed Risk Fund Board. Capital Research may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	"Other Portfolio Expenses" with regard to Class 1 shares are based on anticipated other expenses payable by Class 1 shares for the current fiscal year.
[6]	Pursuant to an Amended and Restated Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SAAMCo") has contractually agreed, to waive its fees and/or reimburse expenses to the extent that Total Annual Portfolio Operating Expenses exceed 0.28% and 0.53% of the average daily net assets of the Portfolio's Class 1 and Class 3 shares, respectively. For purposes of this agreement, "Total Annual Portfolio Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the "Trust") on behalf of the Portfolio. Any waivers and/or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation in effect at the time the waivers and/or reimbursements occurred. This agreement is effective until May 25, 2017 with respect to the Portfolio's Class 1 shares and until April 30, 2017 with respect to the Portfolio's Class 3 shares. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

In addition, the “Expense Example” is deleted and replaced with the following:

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers, as applicable, remain in effect only for the periods ending May 25, 2017 and April 30, 2017 for the Portfolio’s Class 1 and Class 3 shares, respectively. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - VCP SM MANAGED ASSET ALLOCATION SAST PORTFOLIO - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	95	309	541	1,208
Class 3	120	387	675	1,495

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.